Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (696)	$ (3,385)	$ (5,218)	$ (3,866)	[1]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,331	1,497	1,967	1,510
Amortization of deferred financing costs and note discount	117	140	181	183
Employee and Director stock-based compensation	89	31	76	52
Non-employee stock-based compensation				514
Acquisition earn-out adjustment		(820)	(820)
Change in fair value of warrants	(254)	(166)	(296)
ESOP compensation expense	37	79	138	132
Allowance for doubtful accounts	(30)	56	142	108
Loss on disposal of property and equipment	2	13	13
Deferred taxes, net	(9)	(5)	(270)	(256)
Changes in operating assets and liabilities:
Accounts receivable	3,669	(468)	1,615	1,801
Due from related parties	184			147
Inventory, net	891	(107)	(723)	(98)
Deferred costs	543	496	462	(810)
Prepaid expenses and other current assets	(251)	(578)	126	182
Other assets, net	11	5	(18)	(37)
Accounts payable	(1,854)	1,961	(1,296)	946
Accrued expenses and other current liabilities	447	106	(104)	506
Due to related parties	69	158	76
Unearned revenue	(2,085)	(1,163)	(284)	705
Net cash provided by (used in) operating activities	2,211	(2,150)	(4,233)	1,719
Cash flows from investing activities
Cash paid for Apex				(4,801)
Cash paid for Illume				(250)
Capital expenditures			(45)	(64)
Purchases of property and equipment	(42)	(33)
Net cash used in investing activities	(42)	(33)	(45)	(5,115)
Cash flows from financing activities
Borrowings from lines of credit, net	165	817	459	(594)
Proceeds from the issuance of term debt		1,000	1,000	4,033
Cash received in reverse recapitalization, net of expenses				1,500
Repayment of debt	(819)	(1,552)	(2,082)	(1,393)
Convertible series C preferred stock retired				(4,529)
Issuance of convertible series D preferred stock				7,042
Issuance of convertible series E preferred stock			4,090
Paid financing costs	(100)	(119)	(597)	(1,020)
Dividends paid	(499)	(296)	(423)	(651)
Paid financing costs			(119)	(270)
Payments for contingent aquisition liability	(84)
Common stock issued in private placement, net of costs		1,502	403
Warrants classified as a liability in connection with common stock private placement			1,099
Net cash (used in) provided by financing activities	(1,337)	1,352	3,830	4,118
Effect on cash of foreign currency translation	(2)	(2)	(14)	15
Net increase (decrease) in cash	830	(833)	(462)	737
Cash at beginning of period	641	1,103	1,103	366
Cash at end of period	1,471	270	641	1,103
Supplemental disclosure of cash flow information:
Interest paid	634	705	1,019	888
Income taxes paid	32	234	258	57
Supplemental disclosure of non-cash financing activities:
Common stock issued in connection with Apex acquisition				341
Common stock issued in connection with Illume acquisition				698
Common stock issued to preferred series C holders as an antidilution adjustment				173
Accrued and imputed dividends on preferred stock	1,002	661	265	288
Imputed dividends as contingent beneficial converion on Series D preferred stock			1,343		[1]
Accrued PIK dividends on series D and Series E preferred stock			289		[1]
Warrants issued in connection with common stock private placement		1,099	1,099
Warrants issued in connection with convertible series D preferred stock				355
Warrants issued in connection with convertible series E preferred stock			$ 278

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.